Related Party Transactions - Founder Shares (Details)			6 Months Ended	12 Months Ended
	Feb. 04, 2021 shares	Sep. 07, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	Feb. 09, 2021 shares	Jan. 20, 2021 shares	Dec. 31, 2020 $ / shares shares
Related Party Transaction [Line Items]
Number of sponsor shares transferred	66,000
Number of sponsor shares transferred per independent director for board service	22,000
Class B Common Stock
Related Party Transaction [Line Items]
Common stock, par or stated value per share | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares outstanding	10,350,000		10,350,000	10,350,000	10,350,000		10,350,000
Shares subject to forfeiture					0
Class B Common Stock | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture			1,350,000	1,350,000
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Shares subject to forfeiture			0	0
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Consideration received | $			$ 25,000	$ 25,000
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Consideration received | $		$ 25,000
Sale of stock, price per share | $ / shares		$ 0.002
Common stock, par or stated value per share | $ / shares		$ 0.0001
Consideration received, shares		14,375,000
Aggregate of sponsor shares surrendered						5,750,000
Share dividend	1,725,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%	20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days	150 days